EBP Net Periodic Benefit Cost & OCI (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits [Member]
Components of net periodic benefit cost:
Service cost	$ 44	$ 39	$ 41
Interest cost	51	55	64
Expected return on plan assets	(61)	(64)	(77)
Amortization of prior service cost (credit)	1	1	1
Amortization of net actuarial loss	60	53	38
Net actuarial loss from settlements	0	5	4
Reclassification to regulatory liability	0	0	0
Net periodic benefit cost	95	89	71
Amounts related to WPX's net periodic benefit cost recorded in income (loss) from discontinued operations			8
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss):
Net actuarial gain (loss)	277	(51)	(220)
Prior service credit	0	0	0
Amortization of prior service cost (credit)	1	1	1
Amortization of net actuarial loss and loss from settlements	60	58	42
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)	338	8	(177)
Amounts included in accumulated other comprehensive loss:
Prior service cost (credit) expected to be amortized in next fiscal year	0
Net actuarial (gain) loss expected to be amortized in next fiscal year	38
Other Postretirement Benefits [Member]
Components of net periodic benefit cost:
Service cost	2	3	2
Interest cost	11	13	15
Expected return on plan assets	(9)	(9)	(10)
Amortization of prior service cost (credit)	(12)	(7)	(11)
Amortization of net actuarial loss	4	8	3
Net actuarial loss from settlements	0	0	0
Reclassification to regulatory liability	2	0	1
Net periodic benefit cost	(2)	8	0
Amounts related to WPX's net periodic benefit cost recorded in income (loss) from discontinued operations			1
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss):
Net actuarial gain (loss)	23	2	(21)
Prior service credit	23	2	2
Amortization of prior service cost (credit)	(4)	(3)	(4)
Amortization of net actuarial loss and loss from settlements	1	3	1
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)	43	4	(22)
Other changes in plan assets and benefit obligations recognized in regulatory (assets) liabilities:
Net actuarial gain (loss) recognized in regulatory liabilities (assets)	62	13	(39)
Prior service credit (cost) recognized in regulatory liabilities (assets)	36	4	1
Amortization of net actuarial loss (gain) from regulatory assets (liabilities)	3	5	2
Amortization of prior service cost (credit) from regulatory assets (liabilities)	(8)	(4)	(7)
Amounts included in accumulated other comprehensive loss:
Prior service cost (credit) expected to be amortized in next fiscal year	(8)
Net actuarial (gain) loss expected to be amortized in next fiscal year	0
Amounts included in regulatory assets or liabilities associated with Transco and Northwest Pipeline
Prior service cost (credit) expected to be amortized in next fiscal year	(12)
Net actuarial (gain) loss expected to be amortized in next fiscal year	$ 0